UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Growth and Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.2%
BHP Billiton Ltd. - ADR (a)	115,500	$7,271,880
Santos Ltd.	610,900	7,434,790
Woodside Petroleum Ltd.	212,500	8,144,521
WorleyParsons Ltd.	145,600	3,139,669

		25,990,860

Austria—0.4%
OMV AG	118,000	4,682,237

Belgium—1.4%
Anheuser-Busch InBev NV	166,300	6,597,611
Belgacom SA	168,400	6,032,721
Compagnie Maritime Belge SA	121,860	3,955,140

		16,585,472

Bermuda—0.4%
Seadrill Ltd.	270,000	4,350,798

Brazil—2.4%
Banco Bradesco SA - ADR	235,400	3,712,258
BM&FBOVESPA SA	377,444	2,435,710
Cia Energetica de Minas Gerais - ADR (a)	508,200	7,257,096
Itau Unibanco Holding SA - ADR (a)	441,032	7,890,062
Petroleo Brasileiro SA - ADR	161,900	6,676,756

		27,971,882

Canada—7.9%
Barrick Gold Corp. (a)	320,400	11,181,960
Bombardier, Inc., Class B	1,370,700	4,860,593
Canadian Natural Resources Ltd.	122,400	7,358,203
Canadian Oil Sands Trust	188,300	4,740,493
Crescent Point Energy Corp.	148,600	4,828,035
EnCana Corp. (a)	124,400	6,674,060
Goldcorp, Inc.	216,000	8,206,897
Husky Energy, Inc.	277,276	8,159,340
Kinross Gold Corp.	520,800	10,273,381
Potash Corp. of Saskatchewan, Inc.	39,500	3,673,895
Royal Bank of Canada	116,600	5,550,474
Suncor Energy, Inc. (b)	134,500	4,368,560
TELUS Corp.	237,600	6,859,466
Toronto-Dominion Bank (The)	97,870	5,733,651

		92,469,008

Chile—0.6%
Banco Santander Chile - ADR (a)	145,100	7,125,861

China—2.3%
China Construction Bank Corp. Class H	11,576,100	9,297,814
China Life Insurance Co. Ltd. Class H	657,400	2,911,379
Guangzhou R&F Properties Co. Ltd.	473,108	1,038,861
Industrial & Commercial Bank of China	12,730,200	9,141,066
PICC Property & Casualty Co. Ltd. (b)	5,960,000	4,630,243

		27,019,363

Denmark—0.3%
TrygVesta AS	54,100	3,643,484

Finland—1.1%
Fortum Oyj	172,200	3,991,190
Nokia OYJ	285,700	3,841,642
Wartsila Oyj B Shares	151,600	5,429,178

		13,262,010

France—6.0%
Alstom SA	123,000	8,446,150
AXA SA	229,200	4,838,015
BNP Paribas	76,800	5,576,531
Cap Gemini SA	203,500	9,405,539
Casino Guichard Perrachon SA	74,597	5,125,401
France Telecom SA	291,900	7,280,812
GDF Suez	161,960	6,187,888
Total SA	138,600	7,686,816
Unibail-Rodamco SE - REIT	29,600	5,170,996
Vivendi	416,100	10,666,103

		70,384,251

Germany—6.0%
Allianz SE	39,800	3,929,603
BASF SE	240,300	12,018,873

Common Stocks	Shares	Value

Germany— (concluded)
E.ON AG	50,000	$1,889,176
Fresenius Medical Care AG & Co. KGaA	93,400	4,289,715
Linde AG	179,800	16,948,232
MAN SE	93,200	6,433,101
RWE AG	82,700	6,976,881
Salzgitter AG	62,400	6,304,379
ThyssenKrupp AG	353,100	10,849,673

		69,639,633

Greece—0.7%
OPAP SA	320,000	7,668,497

Hong Kong—3.6%
China Mobile Ltd.	654,000	6,862,733
China Resources Power Holdings Co. Ltd.	2,558,000	6,602,966
CNOOC Ltd. - ADR	12,000	1,599,960
Esprit Holdings Ltd.	856,800	6,169,979
Hong Kong Exchanges and Clearing Ltd.	307,100	5,766,428
Hutchison Whampoa Ltd.	1,087,400	8,128,084
New World Development Ltd.	1,397,900	3,327,488
Sun Kung Kai Properties Ltd.	246,000	3,734,952

		42,192,590

Indonesia—0.8%
Bank Negara Indonesia Persero Tbk PT	22,446,600	4,271,553
Telekomunikasi Indonesia Tbk PT - ADR	149,800	5,290,936

		9,562,489

Israel—0.9%
Cellcom Israel Ltd.	194,800	5,446,608
Teva Pharmaceutical Industries Ltd. - ADR (a)	101,400	5,408,676

		10,855,284

Italy—1.2%
Assicurazioni Generali SpA	123,168	2,807,090
Intesa Sanpaolo SpA	694,300	1,954,839
Saipem SpA	117,000	3,170,778
UniCredit SpA (b)	2,244,176	6,548,541

		14,481,248

Japan—11.3%
Bank of Yokohama Ltd. (The)	1,171,500	6,324,915
Daito Trust Construction Co. Ltd.	89,300	4,379,111
Fanuc Ltd.	156,500	12,787,405
Honda Motor Co. Ltd.	313,600	10,028,740
INPEX Corp.	872	6,633,750
ITOCHU Corp.	957,300	7,123,916
Japan Tobacco, Inc.	2,380	6,877,624
Konica Minolta Holdings, Inc.	895,000	9,704,307
Marubeni Corp.	1,538,000	7,061,449
Matsui Securities Co. Ltd.	619,800	5,911,487
Mitsubishi Estate Co. Ltd.	97,000	1,610,002
Mitsubishi UFJ Financial Group, Inc.	863,100	5,271,104
Mitsui Fudosan Co. Ltd.	125,000	2,289,069
Mizuho Financial Group, Inc.	843,571	1,939,350
Nintendo Co. Ltd.	24,800	6,663,115
NSK Ltd.	1,350,000	7,282,954
Sumitomo Corp.	1,094,300	10,766,328
Sumitomo Mitsui Financial Group, Inc.	73,300	3,120,187
T&D Holdings, Inc.	38,350	1,119,361
Toyo Suisan Kaisha Ltd.	306,500	7,638,407
Toyota Motor Corp.	170,100	7,139,668

		131,672,249

Luxembourg—2.3%
ArcelorMittal	261,900	9,438,623
ArcelorMittal NY Registered Shares	86,000	3,099,440
SES SA	724,490	14,326,421

		26,864,484

Malaysia—1.3%
Bumiputra-Commerce Holdings Bhd	2,115,600	6,477,500
Sime Darby Bhd	3,737,000	8,748,782

		15,226,282

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Netherlands—0.4%
ASML Holdings NV NY Registered Shares	155,700	$4,049,757
Corio NV - REIT	19,000	1,051,789

		5,101,546

Norway—1.3%
Orkla ASA	150,000	1,193,563
StatoilHdryo ASA	278,300	5,950,290
Yara International ASA	269,000	8,357,208

		15,501,061

Philippines—0.5%
Philippine Long Distance Telephone Co. - ADR (a)	102,100	5,377,607

Singapore—3.9%
CapitaLand Ltd.	1,448,771	3,842,551
DBS Group Holdings Ltd.	683,000	6,588,214
Singapore Technologies Engineering Ltd.	4,479,766	8,181,815
Singapore Telecommunications Ltd.	8,739,100	21,238,627
United Overseas Bank Ltd.	460,000	5,646,486

		45,497,693

South Korea—1.8%
Samsung Electronics Co. Ltd.	25,900	15,250,090
Samsung Securities Co. Ltd.	89,900	5,588,592

		20,838,682

Spain—1.6%
Banco Bilbao Vizcaya Argentaria SA	373,600	6,116,516
Banco Popular Espanol SA	224,910	2,024,739
Banco Santander SA	755,900	10,946,172

		19,087,427

Sweden—1.7%
Nordea Bank AB	670,724	6,487,874
Skanska AB B Shares	539,300	7,567,042
TeliaSonera AB	930,500	5,969,928

		20,024,844

Switzerland—4.1%
Alcon, Inc.	26,300	3,355,880
Nestle SA	392,000	16,109,026
Novartis AG	233,000	10,645,652
Sonova Holding AG	45,600	4,013,754
Syngenta AG	47,000	10,816,008
Zurich Financial Services AG	14,800	2,906,395

		47,846,715

Taiwan—2.6%
AU Optronics Corp. - ADR	386,900	4,310,066
Mega Financial Holding Co. Ltd.	7,811,100	4,064,794
Nan Ya Plastics Corp.	9,204,080	11,841,681
Siliconware Precision Industries Co. - ADR	622,400	4,219,872
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	536,984	5,622,223

		30,058,636

Thailand—0.2%
Bangkok Bank PCL	800,500	2,639,888

Turkey—0.6%
Turkcell Iletisim Hizmet AS - ADR	399,900	6,310,422

United Kingdom—16.2%
Anglo American Plc (b)	223,600	7,211,182
BP Plc - ADR	152,100	7,611,084
British American Tobacco Plc	481,703	14,951,835
Catlin Group Ltd.	422,300	2,180,460
De La Rue Plc	336,538	4,680,944
Eurasian Natural Resources Corp	427,900	6,171,164
Firstgroup Plc	300,000	1,661,742
GlaxoSmithKline Plc	614,100	11,765,901
Hays Plc	4,170,200	6,638,019
HSBC Holdings Plc	1,482,500	15,001,199
Imperial Tobacco Group Plc	251,300	7,171,458
Intercontinental Hotels Group Plc	466,550	5,289,060
International Power Plc	2,033,400	8,671,328
Next Plc	220,000	6,272,984
Persimmon Plc	494,400	3,718,673

Common Stocks	Shares	Value

United Kingdom— (concluded)
Prudential Plc	630,300	$4,720,182
Rio Tinto Plc - ADR	31,150	5,220,117
Royal Dutch Shell Plc, Class B	636,600	16,507,423
Smiths Group Plc	590,700	7,104,360
Standard Chartered Plc	400,600	9,510,563
Standard Life Plc	966,300	3,188,306
Tesco Plc	999,300	6,121,111
Unilever Plc	525,000	13,838,428
United Business Media Ltd.	801,100	5,680,060
Vodafone Group Plc	2,026,400	4,166,279
Vodafone Group Plc - ADR (a)	202,000	4,157,160

		189,211,022

Total Long-Term Investments (Cost—$1,239,965,284)—88.0%		1,029,143,525

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)	99,191,272	99,191,272

Total Short-Term Securities (Cost—$99,191,272)—8.5%		99,191,272

Total Investments Before Outstanding Options Written (Cost—$1,339,156,556*)—96.5%		1,128,334,797

Options Written	Contracts

Exchange-Traded Call Options Written—(0.3)%
Alcon, Inc., Strike Price $115, Expires 8/24/09	(155)	(203,050)
ArcelorMittal NY Registered Shares, Strike Price $39, Expires 9/21/09	(860)	(124,700)
ASML Holding NV NY Registered Shares, Strike Price $25, Expires 9/21/09	(930)	(174,375)
Barrick Gold Corp., Strike Price $36, Expires 8/24/09	(3,200)	(248,000)
BHP Billiton Ltd. - ADR, Strike Price $60, Expires 8/24/09	(365)	(162,425)
Canadian Natural Resources Ltd., Strike Price 62 CAD, Expires 8/22/09	(1,176)	(458,501)
Canadian Natural Resources Ltd., Strike Price 64 CAD, Expires 8/22/09	(48)	(12,810)
Canadian Oil Sands Trust, Strike Price 28 CAD, Expires 8/22/09	(1,130)	(44,581)
CNOOC Ltd. - ADR, Strike Price $135, Expires 9/21/09	(120)	(90,000)
EnCana Corp., Strike Price $55, Expires 8/24/09	(750)	(90,000)
Goldcorp, Inc., Strike Price 44 CAD, Expires 8/22/09	(860)	(21,954)
Kinross Gold Corp., Strike Price 22 CAD, Expires 8/22/09	(1,600)	(57,925)
Kinross Gold Corp., Strike Price 23 CAD, Expires 8/22/09	(3,608)	(60,287)
Petroleo Brasileiro SA - ADR, Strike Price $43, Expires 9/21/09	(1,619)	(275,230)
Rio Tinto Plc - ADR, Strike Price $175, Expires 10/19/09	(142)	(164,720)
Rio Tinto Plc - ADR, Strike Price $190, Expires 8/24/09	(27)	(22,005)
Royal Bank of Canada, Strike Price 46 CAD, Expires 8/22/09	(701)	(343,261)
Suncor Energy, Inc., Strike Price $31, Expires 8/24/09	(700)	(154,000)
Suncor Energy, Inc., Strike Price $34, Expires 8/24/09	(105)	(7,350)
Telekomunikasi Indonesia Tbk PT - ADR, Strike Price $35, Expires 8/24/09	(885)	(137,175)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
TELUS Corp., Strike Price 34 CAD, Expires 8/22/09	(700)	$(9,747)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price $47.50, Expires 8/24/09	(42)	(24,780)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price $52.50, Expires 9/21/09	(584)	(127,020)
Toronto-Dominion Bank (The), Strike Price 60 CAD, Expires 8/24/09	(575)	(196,159)
Turkcell Iletisim Hizmet AS - ADR, Strike Price $15, Expires 8/24/09	(1,400)	(143,500)
Turkcell Iletisim Hizmet AS - ADR, Strike Price $15, Expires 9/21/09	(1,000)	(127,500)
Vodafone Group Plc - ADR, Strike Price $20, Expires 9/21/09	(900)	(108,000)

Total Exchange-Traded Call Options Written		(3,589,055)

Exchange-Traded Put Options Written—(0.0)%
Alcon, Inc., Strike Price $110, Expires 8/24/09	(50)	(875)
Alcon, Inc., Strike Price $115, Expires 8/24/09	(320)	(10,400)
AU Optronics Corp. - ADR, Strike Price $10, Expires 8/24/09	(1,000)	(10,000)
iShares MSCI EAFE Index Fund, Strike Price $43, Expires 8/24/09	(839)	(6,292)
iShares MSCI Emerging Markets Index, Strike Price $29, Expires 8/24/09	(526)	(4,734)

Total Exchange-Traded Put Options Written		(32,301)

Over-the-Counter Call Options Written—(2.7)%
Allianz SE, Strike Price 73 EUR, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(23,900)	(50,861)
Alstom SA, Strike Price 42.88 EUR, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(35,800)	(271,608)
Alstom SA, Strike Price 46.90 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(38,000)	(136,271)
Anglo American Plc, Strike Price 18.50 GBP, Expires 8/21/09, Broker Goldman Sachs & Co.	(135)	(325,413)
Anheuser-Busch InBev NV, Strike Price 28.82 EUR, Expires 9/09/09, Broker UBS Securities LLC	(133,000)	(146,958)
Assicurazioni Generali SpA, Strike Price 16.08 EUR, Expires 8/26/09, Broker UBS Securities LLC	(73,900)	(31,709)
AU Optronics Corp. - ADR, Strike Price $11.42, Expires 9/14/09, Broker Goldman Sachs & Co.	(232,000)	(273,124)
AXA SA, Strike Price 14.38 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(90,200)	(118,008)
AXA SA, Strike Price 15.24 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(47,300)	(33,803)
Banco Bilbao Vizcaya Argentaria SA, Strike Price 10.07 EUR, Expires 9/02/09, Broker UBS Securities LLC	(224,000)	(453,423)
Banco Bradesco SA - ADR, Strike Price $15.39, Expires 8/21/09, Broker Credit Suisse First Boston	(141,200)	(112,037)
Banco Popular Espanol SA, Strike Price 6.03 EUR, Expires 8/20/09, Broker BNP Paribas	(72,700)	(39,466)
Banco Popular Espanol SA, Strike Price 6.50 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(62,300)	(17,666)
Banco Santander Chile - ADR, Strike Price $52.76, Expires 9/25/09, Broker Morgan Stanley & Co., Inc.	(87,000)	(92,979)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Banco Santander SA, Strike Price 8.60 EUR, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(401,000)	$(893,510)
Banco Santander SA, Strike Price 9.54 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(52,500)	(53,865)
Bank of Yokohama Ltd. (The), Strike Price 516.80 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(703,000)	(231,426)
BASF SE, Strike Price 28 EUR, Expires 8/19/09, Broker UBS Securities LLC	(99,400)	(987,956)
BASF SE, Strike Price 34.32 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(44,800)	(110,468)
Belgacom SA, Strike Price 24.12 EUR, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(101,000)	(149,320)
BM&FBOVESPA SA, Strike Price $12.46, Expires 8/14/09, Broker Deutsche Bank Securities	(226,400)	(43,695)
BNP Paribas, Strike Price 52.44 EUR, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(46,000)	(102,286)
BP Plc - ADR, Strike Price $50.33, Expires 9/04/09, Broker UBS Securities LLC	(91,500)	(103,957)
British American Tobacco Plc, Strike Price 18.47 GBP, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(481,700)	(434,360)
Cap Gemini SA, Strike Price 25.77 EUR, Expires 8/06/09, Broker UBS Securities LLC	(47,100)	(447,154)
Cap Gemini SA, Strike Price 25.84 EUR, Expires 8/19/09, Broker JPMorgan Chase Securities	(50,000)	(469,568)
Cap Gemini SA, Strike Price 29.71 EUR, Expires 8/19/09, Broker Citigroup Global Markets	(25,000)	(99,945)
CapitaLand Ltd., Strike Price 4.03 SGD, Expires 9/01/09, Broker JPMorgan Chase Securities	(869,000)	(91,159)
Casino Guichard Perrachon SA, Strike Price 47.78 EUR, Expires 9/02/09, Broker UBS Securities LLC	(44,800)	(108,523)
Catlin Group Ltd., Strike Price 3.25 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(253,400)	(18,661)
Cellcom Israel Ltd., Strike Price $26.83, Expires 8/17/09, Broker Credit Suisse First Boston	(85,000)	(114,750)
Cellcom Israel Ltd., Strike Price $28.23, Expires 9/25/09, Broker Citigroup Global Markets	(61,000)	(28,816)
China Construction Bank Corp. Class H, Strike Price 5.87 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(2,944,000)	(164,360)
China Construction Bank Corp. Class H, Strike Price 6.27 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(4,001,000)	(144,761)
China Life Insurance Co. Ltd. Class H, Strike Price 31.72 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(394,000)	(144,094)
China Mobile Ltd., Strike Price 83.02 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(392,000)	(144,518)
China Resources Power Holdings Co. Ltd., Strike Price 18.66 HKD, Expires 8/26/09, Broker Credit Suisse First Boston	(1,500,000)	(330,533)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Cia Energetica de Minas Gerais - ADR, Strike Price $13.84, Expires 8/04/09, Broker Morgan Stanley & Co., Inc.	(120,300)	$(77,223)
Cia Energetica de Minas Gerais - ADR, Strike Price $13.97, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(59,600)	(40,440)
Cia Energetica de Minas Gerais - ADR, Strike Price $14, Expires 8/21/09, Broker Goldman Sachs & Co.	(125,000)	(82,406)
Compagnie Maritime Belge SA, Strike Price 21.28 EUR, Expires 8/06/09, Broker UBS Securities LLC	(17,000)	(40,001)
Compagnie Maritime Belge SA, Strike Price 22.15 EUR, Expires 8/19/09, Broker UBS Securities LLC	(18,000)	(38,983)
Compagnie Maritime Belge SA, Strike Price 22.25 EUR, Expires 9/02/09, Broker UBS Securities LLC	(19,000)	(48,537)
Compagnie Maritime Belge SA, Strike Price 23.96 EUR, Expires 9/09/09, Broker UBS Securities LLC	(19,000)	(33,778)
Corio NV - REIT, Strike Price 37 EUR, Expires 9/02/09, Broker UBS Securities LLC	(11,500)	(36,098)
Crescent Point Energy Corp., Strike Price 35.63 CAD, Expires 8/31/09, Broker Goldman Sachs & Co.	(89,100)	(58,601)
Daito Trust Construction Co. Ltd., Strike Price 4,346.32 JPY, Expires 9/01/09, Broker UBS Securities LLC	(54,000)	(237,007)
DBS Group Holdings Ltd., Strike Price 13.54 SGD, Expires 9/01/09, Broker JPMorgan Chase Securities	(410,000)	(247,168)
De La Rue Plc, Strike Price 8.41 GBP, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(125,000)	(45,209)
De La Rue Plc, Strike Price 8.76 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(111,500)	(13,832)
De La Rue Plc, Strike Price 8.86 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(100,000)	(5,430)
E.ON AG, Strike Price 24.22 EUR, Expires 8/19/09, Broker Goldman Sachs & Co.	(50,000)	(183,419)
Esprit Holdings Ltd., Strike Price 51.68 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(235,000)	(146,327)
Esprit Holdings Ltd., Strike Price 59.58 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(279,000)	(62,752)
Eurasian Natural Resources Corp., Strike Price 9.59 GBP, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(256,800)	(159,363)
Fanuc Ltd., Strike Price 7,992.11 JPY, Expires 9/01/09, Broker UBS Securities LLC	(94,000)	(273,774)
Firstgroup Plc, Strike Price 3.67 GBP, Expires 8/05/09, Broker Morgan Stanley & Co., Inc.	(180,000)	(1,082)
Fortum Oyj, Strike Price 16.81 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(172,200)	(83,455)
France Telecom SA, Strike Price 16.03 EUR, Expires 8/19/09, Broker BNP Paribas	(87,600)	(183,691)
France Telecom SA, Strike Price 16.57 EUR, Expires 8/06/09, Broker Deutsche Bank Securities	(87,600)	(116,284)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Fresenius Medical Care AG & Co. KGaA, Strike Price 32.26 EUR, Expires 9/02/09, Broker Credit Suisse First Boston	(56,000)	$(73,738)
GDF Suez, Strike Price 25.17 EUR, Expires 8/21/09, Broker BNP Paribas	(100,000)	(264,466)
GlaxoSmithKline Plc, Strike Price 10.86 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(259,500)	(267,830)
GlaxoSmithKline Plc, Strike Price 11.70 GBP, Expires 9/02/09, Broker JPMorgan Chase Securities	(109,000)	(32,353)
Goldcorp, Inc., Strike Price 43.02 CAD, Expires 8/14/09, Broker Goldman Sachs & Co.	(130,000)	(28,867)
Hays Plc, Strike Price 0.91 GBP, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(1,043,000)	(121,693)
Hays Plc, Strike Price 0.91 GBP, Expires 9/16/09, Broker Morgan Stanley & Co., Inc.	(1,042,000)	(128,292)
Honda Motor Co. Ltd., Strike Price 2,793.47 JPY, Expires 9/01/09, Broker Credit Suisse First Boston	(188,000)	(567,215)
Hong Kong Exchanges and Clearing Ltd., Strike Price 148.12 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(184,000)	(179,202)
HSBC Holdings Plc, Strike Price 5.75 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(888,788)	(585,902)
Husky Energy, Inc., Strike Price 32 CAD, Expires 8/21/09, Broker Citigroup Global Markets	(152,000)	(79,056)
Hutchison Whampoa Ltd., Strike Price 50.39 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(544,000)	(534,789)
Imperial Tobacco Group Plc, Strike Price 16.46 GBP, Expires 8/20/09, Broker JPMorgan Chase Securities	(181,300)	(216,011)
Imperial Tobacco Group Plc, Strike Price 16.60 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(70,000)	(60,062)
Industrial & Commercial Bank of China, Strike Price 5.26 HKD, Expires 8/18/09, Broker Credit Suisse First Boston	(2,886,000)	(136,305)
Industrial & Commercial Bank of China, Strike Price 5.40 HKD, Expires 8/10/09, Broker Credit Suisse First Boston	(4,752,000)	(145,165)
INPEX Corp., Strike Price 753,002.10 JPY, Expires 9/15/09, Broker Deutsche Bank Securities	(300)	(100,535)
INPEX Corp., Strike Price 867,309.46 JPY, Expires 8/10/09, Broker Goldman Sachs & Co.	(223)	(378)
Intercontinental Hotels Group Plc, Strike Price 6.19 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(151,600)	(157,920)
Intercontinental Hotels Group Plc, Strike Price 6.43 GBP, Expires 8/06/09, Broker Credit Suisse First Boston	(128,400)	(79,321)
International Power Plc, Strike Price 2.39 GBP, Expires 8/19/09, Broker BNP Paribas	(618,500)	(181,811)
International Power Plc, Strike Price 2.53 GBP, Expires 9/02/09, Broker JPMorgan Chase Securities	(600,000)	(108,008)

JULY 31, 2009	4

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Intesa Sanpaolo SpA, Strike Price 1.80 EUR, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(209,000)	$(53,014)
Intesa Sanpaolo SpA, Strike Price 1.91 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(209,000)	(19,597)
Itau Unibanco Holding SA - ADR, Strike Price $16.25, Expires 8/21/09, Broker Citigroup Global Markets	(426,000)	(773,561)
ITOCHU Corp., Strike Price 708.13 JPY, Expires 9/01/09, Broker UBS Securities LLC	(575,000)	(222,740)
Japan Tobacco, Inc., Strike Price 263,784.10 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(1,400)	(328,494)
Konica Minolta Holdings, Inc., Strike Price 1,001.47 JPY, Expires 9/01/09, Broker UBS Securities LLC	(537,000)	(456,784)
Linde AG, Strike Price 58.71 EUR, Expires 8/19/09, Broker BNP Paribas	(108,000)	(1,170,423)
MAN SE, Strike Price 44.52 EUR, Expires 8/19/09, Broker UBS Securities LLC	(27,500)	(170,941)
MAN SE, Strike Price 51.17 EUR, Expires 8/18/09, Broker Credit Suisse First Boston	(28,400)	(27,029)
Marubeni Corp., Strike Price 440.13 JPY, Expires 9/01/09, Broker UBS Securities LLC	(923,000)	(228,504)
Matsui Securities Co. Ltd., Strike Price 912.02 JPY, Expires 9/15/09, Broker Deutsche Bank Securities	(371,000)	(170,799)
Mitsubishi Estate Co. Ltd., Strike Price 1,726.92 JPY, Expires 8/10/09, Broker Goldman Sachs & Co.	(58,000)	(4,665)
Mitsubishi UFJ Financial Group, Inc., Strike Price 550.80 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(518,000)	(220,229)
Mitsui Fudosan Co. Ltd., Strike Price 1,832.60 JPY, Expires 8/10/09, Broker JPMorgan Chase Securities	(75,000)	(16,158)
Mizuho Financial Group, Inc., Strike Price 198.47 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(506,200)	(114,067)
Nestle SA, Strike Price 44.40 CHF, Expires 8/26/09, Broker Credit Suisse First Boston	(235,000)	(153,227)
New World Development Ltd., Strike Price 14.25 HKD, Expires 8/18/09, Broker JPMorgan Chase Securities	(839,000)	(455,460)
Next Plc, Strike Price 16.74 GBP, Expires 8/26/09, Broker Citigroup Global Markets	(142,000)	(172,541)
Nintendo Co. Ltd., Strike Price 26,986.45 JPY, Expires 9/01/09, Broker Credit Suisse First Boston	(15,000)	(46,501)
Nokia Oyj, Strike Price 9.23 EUR, Expires 8/26/09, Broker UBS Securities LLC	(171,000)	(155,405)
Nordea Bank AB, Strike Price 60.72 SEK, Expires 8/19/09, Broker BNP Paribas	(147,000)	(185,198)
Nordea Bank AB, Strike Price 68.67 SEK, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(255,400)	(120,131)
Novartis AG, Strike Price 48.29 CHF, Expires 8/26/09, Broker UBS Securities LLC	(143,400)	(159,048)
Novartis AG, Strike Price 48.61 CHF, Expires 9/09/09, Broker UBS Securities LLC	(89,600)	(95,005)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
NSK Ltd., Strike Price 551.95 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(810,000)	$(200,477)
OMV AG, Strike Price 28.06 EUR, Expires 8/26/09, Broker UBS Securities LLC	(118,000)	(248,380)
OPAP SA, Strike Price 17.53 EUR, Expires 9/09/09, Broker Credit Suisse First Boston	(96,000)	(66,159)
Orkla ASA, Strike Price 47.93 NOK, Expires 8/06/09, Broker UBS Securities LLC	(47,000)	(10,805)
Orkla ASA, Strike Price 49.73 NOK, Expires 8/26/09, Broker Goldman Sachs & Co.	(43,000)	(10,700)
Persimmon Plc, Strike Price 4.10 GBP, Expires 8/19/09, Broker UBS Securities LLC	(148,500)	(111,532)
Persimmon Plc, Strike Price 4.26 GBP, Expires 9/16/09, Broker Goldman Sachs & Co.	(148,500)	(101,765)
Philippine Long Distance Telephone Co. - ADR, Strike Price $51.16, Expires 9/11/09, Broker UBS Securities LLC	(61,000)	(108,390)
PICC Property & Casualty Co. Ltd., Strike Price 6.53 HKD, Expires 9/15/09, Broker JPMorgan Chase Securities	(3,576,000)	(134,631)
Potash Corp. of Saskatchewan, Inc., Strike Price $104.40, Expires 8/20/09, Broker UBS Securities LLC	(39,500)	(30,961)
Prudential Plc, Strike Price 4.20 GBP, Expires 9/02/09, Broker UBS Securities LLC	(378,200)	(244,485)
Royal Dutch Shell Plc, Strike Price 14.91 GBP, Expires 8/20/09, Broker JPMorgan Chase Securities	(45,400)	(47,482)
Royal Dutch Shell Plc, Strike Price 15.88 GBP, Expires 8/05/09, Broker UBS Securities LLC	(336,600)	(31,388)
RWE AG, Strike Price 54.19 EUR, Expires 8/12/09, Broker Credit Suisse First Boston	(14,600)	(106,248)
RWE AG, Strike Price 59.77 EUR, Expires 8/11/09, Broker UBS Securities LLC	(35,000)	(34,109)
Saipem SpA, Strike Price 18.10 EUR, Expires 8/20/09, Broker Morgan Stanley & Co., Inc.	(70,000)	(112,600)
Salzgitter AG, Strike Price 63 EUR, Expires 8/19/09, Broker Credit Suisse First Boston	(20,000)	(245,700)
Salzgitter AG, Strike Price 71.91 EUR, Expires 9/09/09, Broker Credit Suisse First Boston	(17,200)	(84,794)
Samsung Electronics Co. Ltd., Strike Price 591,508.05 KRW, Expires 8/11/09, Broker Goldman Sachs & Co.	(16,400)	(1,777,833)
Samsung Electronics Co. Ltd., Strike Price 708,482.73 KRW, Expires 9/01/09, Broker JPMorgan Chase Securities	(3,000)	(81,594)
Samsung Securities Co. Ltd., Strike Price 77,409.31 KRW, Expires 9/01/09, Broker JPMorgan Chase Securities	(54,000)	(140,400)
Santos Ltd., Strike Price 15.26 AUD, Expires 9/15/09, Broker JPMorgan Chase Securities	(610,900)	(252,057)
Seadrill Ltd., Strike Price 90.50 NOK, Expires 8/19/09, Broker BNP Paribas	(270,000)	(438,835)
SES SA, Strike Price 13.41 EUR, Expires 8/18/09, Broker Goldman Sachs & Co.	(65,000)	(48,727)
SES SA, Strike Price 13.44 EUR, Expires 8/18/09, Broker BNP Paribas	(150,000)	(106,255)

5	JULY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
SES SA, Strike Price 13.87 EUR, Expires 9/16/09, Broker Morgan Stanley & Co., Inc.	(200,000)	$(144,396)
SES SA, Strike Price 13.97 EUR, Expires 8/06/09, Broker Morgan Stanley & Co., Inc.	(200,000)	(25,897)
Siliconware Precision Industries Co. - ADR, Strike Price $7.56, Expires 8/14/09, Broker Goldman Sachs & Co.	(213,000)	(12,886)
Siliconware Precision Industries Co. - ADR, Strike Price $7.69, Expires 9/25/09, Broker Morgan Stanley & Co., Inc.	(160,000)	(39,589)
Singapore Technologies Engineering Ltd., Strike Price 2.62 SGD, Expires 9/01/09, Broker Credit Suisse First Boston	(2,687,000)	(158,027)
Singapore Telecommunications Ltd., Strike Price 3.51 SGD, Expires 9/01/09, Broker Credit Suisse First Boston	(5,243,000)	(537,537)
Skanska AB, Strike Price 101.04 SEK, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(323,600)	(205,178)
Smiths Group Plc, Strike Price 7.12 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(177,200)	(74,756)
Smiths Group Plc, Strike Price 7.41 GBP, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(177,200)	(37,196)
Sonova Holding AG, Strike Price 90.56 CHF, Expires 8/19/09, Broker BNP Paribas	(27,400)	(111,865)
Standard Chartered Plc, Strike Price 12.06 GBP, Expires 8/19/09, Broker Morgan Stanley & Co., Inc.	(145,000)	(523,065)
Standard Chartered Plc, Strike Price 12.96 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(95,400)	(225,175)
Standard Life Plc, Strike Price 1.96 GBP, Expires 9/16/09, Broker Goldman Sachs & Co.	(579,800)	(111,697)
StatoilHydro ASA, Strike Price 127.69 NOK, Expires 8/19/09, Broker BNP Paribas	(75,000)	(75,582)
StatoilHydro ASA, Strike Price 135.20 NOK, Expires 9/02/09, Broker Morgan Stanley & Co., Inc.	(92,200)	(60,994)
Sumitomo Corp., First Section, Strike Price 977.64 JPY, Expires 9/01/09, Broker Deutsche Bank Securities	(656,000)	(159,249)
Sumitomo Mitsui Financial Group, Inc., Strike Price 4,128.38 JPY, Expires 9/01/09, Broker Credit Suisse First Boston	(44,000)	(93,119)
Sun Hung Kai Properties Ltd., Strike Price 114.41 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(148,000)	(150,467)
Syngenta AG, Strike Price 260 CHF, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(2,600)	(47,017)
Syngenta AG, Strike Price 267.29 CHF, Expires 8/19/09, Broker Citigroup Global Markets	(21,000)	(13,828)
T&D Holdings, Inc., Strike Price 2,846.24 JPY, Expires 9/01/09, Broker Credit Suisse First Boston	(23,000)	(40,409)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price $10.20, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(260,000)	(192,668)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price $10.34, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(59,000)	(29,790)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
TeliaSonera AB, Strike Price 44.04 SEK, Expires 9/02/09, Broker JPMorgan Chase Securities	(558,300)	$(194,831)
Tesco Plc, Strike Price 3.76 GBP, Expires 8/26/09, Broker Credit Suisse First Boston	(600,000)	(37,524)
ThyssenKrupp AG, Strike Price 20.22 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(212,000)	(562,355)
Total SA, Strike Price 39.67 EUR, Expires 8/05/09, Broker Citigroup Global Markets	(49,000)	(14,747)
Total SA, Strike Price 40 EUR, Expires 8/18/09, Broker Credit Suisse First Boston	(34,000)	(20,110)
Toyo Suisan Kaisha Ltd., Strike Price 2,155.66 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(92,000)	(200,901)
Toyo Suisan Kaisha Ltd., Strike Price 2,186.06 JPY, Expires 9/01/09, Broker Deutsche Bank Securities	(92,000)	(186,072)
Toyota Motor Corp., Strike Price 3,835.85 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(102,000)	(278,550)
TrygVesta AS, Strike Price 347.27 DKK, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(32,400)	(87,085)
Unibail-Rodamco SE - REIT, Strike Price 116.37 EUR, Expires 8/26/09, Broker Credit Suisse First Boston	(17,800)	(186,616)
UniCredit SpA, Strike Price 1.99 EUR, Expires 8/26/09, Broker Goldman Sachs & Co.	(1,283,658)	(190,590)
Unilever Plc, Strike Price 15.09 GBP, Expires 8/20/09, Broker UBS Securities LLC	(27,000)	(35,362)
Unilever Plc, Strike Price 15.33 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(288,000)	(234,547)
United Business Media Ltd., Strike Price 3.79 GBP, Expires 8/19/09, Broker BNP Paribas	(240,500)	(186,056)
United Business Media Ltd., Strike Price 3.92 GBP, Expires 8/19/09, Broker BNP Paribas	(240,500)	(138,902)
United Overseas Bank Ltd., Strike Price 15.12 SGD, Expires 8/18/09, Broker Deutsche Bank Securities	(277,000)	(489,708)
Vivendi, Strike Price 18 EUR, Expires 8/20/09, Broker Morgan Stanley & Co., Inc.	(124,800)	(74,073)
Vodafone Group Plc - ADR, Strike Price $20.38, Expires 8/28/09, Broker Citigroup Global Markets	(30,000)	(18,519)
Vodafone Group Plc, Strike Price 1.21 GBP, Expires 8/06/09, Broker Citigroup Global Markets	(1,215,800)	(51,241)
Wartsila Oyj, Strike Price 24.73 EUR, Expires 8/06/09, Broker BNP Paribas	(90,900)	(121,969)
Woodside Petroleum Ltd., Strike Price 45.40 AUD, Expires 9/01/09, Broker Morgan Stanley & Co., Inc.	(127,000)	(189,920)
WorleyParsons Ltd., Strike Price 26.22 AUD, Expires 9/01/09, Broker JPMorgan Chase Securities	(87,000)	(82,993)
Yara International ASA, Strike Price 188.53 NOK, Expires 8/19/09, Broker JPMorgan Chase Securities	(161,500)	(302,508)

JULY 31, 2009	6

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Zurich Financial Services AG, Strike Price 185.89 CHF, Expires 8/19/09, Broker Credit Suisse First Boston	(8,100)	$(182,184)
Zurich Financial Services AG, Strike Price 204.36 CHF, Expires 8/19/09, Broker Citigroup Global Markets	(800)	(6,471)

Total Over-the-Counter Call Options Written		(31,224,839)

Over-the-Counter Put Options Written—(0.0)%
BP Plc - ADR, Strike Price $45.18, Expires 8/10/09, Broker BNP Paribas	(115,000)	(1,369)
BP Plc - ADR, Strike Price $47.39, Expires 9/04/09, Broker UBS Securities LLC	(65,000)	(53,262)
GlaxoSmithKline Plc, Strike Price 10.89 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(235,300)	(19,085)
Roche Holding AG, Strike Price 144.49 CHF, Expires 8/11/09, Broker Morgan Stanley & Co., Inc.	(39,700)	(39)
Total SA, Strike Price 36.28 EUR, Expires 8/18/09, Broker Goldman Sachs & Co.	(104,200)	(27,201)
Vestas Wind Systems A/S, Strike Price 363.58 DKK, Expires 8/11/09, Broker Citigroup Global Markets	(77,500)	(139,485)
WorleyParsons Ltd., Strike Price 24.69 AUD, Expires 9/01/09, Broker JPMorgan Chase Securities	(155,000)	(116,763)

Total Over-the-Counter Put Options Written		(357,204)

Total Options Written (Premiums Received $20,228,470)—(3.0)%		(35,203,399)

Total Investments Net of Outstanding Options Written—93.5%		1,093,131,398
Other Assets in Excess of Liabilities—6.5%		76,458,091

Net Assets—100.0%		$1,169,589,489

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,341,064,363

Gross unrealized appreciation	$44,593,272
Gross unrealized depreciation	(257,322,838)

Net unrealized depreciation	$(212,729,566)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	99,191,272	$381,230
BlackRock Liquidity Series, LLC Money Market Series	—	$3,261

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	4,228,000	USD	3,955,838	Citigroup Global Markets	8/04/09	$699
EUR	2,830,000	USD	3,983,516	Citigroup Global Markets	8/04/09	50,102
EUR	29,000	USD	41,331	Citigroup Global Markets	8/04/09	3
GBP	99,000	USD	165,557	Citigroup Global Markets	8/05/09	(184)
SEK	28,731,000	USD	3,979,363	Citigroup Global Markets	8/04/09	2,283
USD	8,403,212	EUR	5,976,000	Citigroup Global Markets	8/03/09	(114,401)
USD	3,898,118	CHF	4,247,000	Citigroup Global Markets	8/03/09	(76,162)
USD	67,239	NOK	419,000	Citigroup Global Markets	8/03/09	(1,114)
USD	4,021,257	SEK	29,927,000	Citigroup Global Markets	8/03/09	(126,115)
USD	696,579	SGD	1,006,000	Citigroup Global Markets	8/03/09	(2,430)
USD	7,422,260	HKD	57,524,000	Citigroup Global Markets	8/04/09	(444)
USD	4,462,614	EUR	3,131,000	Citigroup Global Markets	8/05/09	(32)

Total						$(267,795)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

7	JULY 31, 2009

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	$7,271,880	$18,718,980	—	$25,990,860
Austria	—	4,682,237	—	4,682,237
Belgium	—	16,585,472	—	16,585,472
Bermuda	—	4,350,798	—	4,350,798
Brazil	27,971,882	—	—	27,971,882
Canada	92,469,008	—	—	92,469,008
Chile	7,125,861	—	—	7,125,861
China	—	27,019,363	—	27,019,363
Denmark	—	3,643,484	—	3,643,484
Finland	—	13,262,010	—	13,262,010
France	—	70,384,251	—	70,384,251
Germany	—	69,639,633	—	69,639,633
Greece	—	7,668,497	—	7,668,497
Hong Kong	1,599,960	40,592,630	—	42,192,590
Indonesia	5,290,936	4,271,553	—	9,562,489
Israel	10,855,284	—	—	10,855,284
Italy	—	14,481,248	—	14,481,248
Japan	—	131,672,249	—	131,672,249
Luxembourg	3,099,440	23,765,044	—	26,864,484
Malaysia	—	15,226,282	—	15,226,282
Netherlands	4,049,757	1,051,789	—	5,101,546
Norway	—	15,501,061	—	15,501,061
Philippines	5,377,607	—	—	5,377,607
Singapore	—	45,497,693	—	45,497,693
South Korea	—	20,838,682	—	20,838,682
Spain	—	19,087,427	—	19,087,427
Sweden	—	20,024,844	—	20,024,844
Switzerland	3,355,880	44,490,835	—	47,846,715
Taiwan	14,152,161	15,906,475	—	30,058,636
Thailand	—	2,639,888	—	2,639,888
Turkey	6,310,422	—	—	6,310,422
United Kingdom	16,988,361	172,222,661	—	189,211,022
Short-Term Securities	99,191,272	—	—	99,191,272

Total	$305,109,711	$823,225,086	—	$1,128,334,797

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	$(3,621,356)
Level 2	$53,087	(31,902,925)
Level 3	—	—

Total	$53,087	$(35,524,281)

[1]

Other financial instruments are options written and foreign currency exchange contracts. Options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

JULY 31, 2009	8

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 22, 2009